Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000158972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,043,335	$ 1,260,457	$ 1,294,654	$ 1,230,729	$ 1,236,031	$ 1,512,745	$ 1,112,657	$ 1,445,199	$ 1,718,883	$ 1,974,300
C000000909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,436	12,607	12,949	12,310	12,363	15,132	11,129	14,453	17,189	19,742
C000000908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,327	12,343	12,544	11,799	11,728	14,204	10,341	13,299	15,655	17,802
C000000906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,426		9,809	11,817	12,105	11,473	11,497	14,027	10,294	13,334	15,817	18,120
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Accumulated Value	$ 10,000		$ 10,652	$ 12,687	$ 13,034	$ 12,859	$ 12,922	$ 16,247	$ 12,164	$ 15,285	$ 19,071	$ 21,928